Exchange rates (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Currencies Translations and Relevant Exchange Rates
The currencies which most influence these translations and the relevant exchange rates were:

	2020	2019	2018
Average rates:
US$/£	1.29	1.28	1.33
Euro/£	1.13	1.14	1.13
Yen/£	137	139	147

	2020	2019	2018
Period end rates:
US$/£	1.36	1.32	1.27
Euro/£	1.11	1.18	1.11
Yen/£	141	143	140